Average Annual Total Returns (Vanguard Materials Index Fund Retail)	Vanguard Materials Index Fund Vanguard Materials Index Fund - Admiral Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions Vanguard Materials Index Fund Vanguard Materials Index Fund - Admiral Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Materials Index Fund Vanguard Materials Index Fund - Admiral Shares 9/1/2013 - 8/31/2014	MSCI US IMI Materials Vanguard Materials Index Fund Vanguard Materials Index Fund - Admiral Shares 9/1/2013 - 8/31/2014	MSCI US IMI Materials 25 50 Vanguard Materials Index Fund Vanguard Materials Index Fund - Admiral Shares 9/1/2013 - 8/31/2014	Spliced US IMI Materials 25 50 Vanguard Materials Index Fund Vanguard Materials Index Fund - Admiral Shares 9/1/2013 - 8/31/2014
Average Annual Returns for Periods Ended December 31, 2013
One Year	24.94%	24.39%	14.55%	24.99%	24.99%	24.99%
Five Years	20.12%	19.75%	16.53%	20.29%	none	20.29%
Since Inception	9.42%	9.09%	7.77%	9.56%		9.56%